Consolidated Financial Statement (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Accounting Standards Update 2015-03 [Member]
Impact on financial statements
Debt Issuance Costs, Net	$ 28.3	$ 6.9